As filed with the Securities and Exchange Commission on October 20, 2006

1933 Act File No. 333-44010 1940 Act File No. 811-10067

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 8 ☒

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 11 ☒

EATON VANCE VARIABLE TRUST (Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Address of Principal Executive Offices)

(617) 482-8260 (Registrant’s Telephone Number)

ALAN R. DYNNER The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☒ on November 22, 2006 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☒ This post effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 8 ("Amendment") to the Registration Statement on Form N-1A for Eaton Vance Variable Trust is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 7 from October 23, 2006 to November 22, 2006. This Amendment incorporates by reference the prospectus of Eaton Vance VT Large-Cap Value Fund and the related Statement of Additional Information contained in Post-Effective Amendment No. 7 as filed with the U.S. Securities and Exchange Commission on August 7, 2006 (Accession No. 0000940394-06-000697).

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                                                    PART C - OTHER INFORMATION

Item 23.    Exhibits (with inapplicable items omitted)

(a)	(1)	Declaration of Trust dated August 14, 2000, filed as Exhibit (a) to the Trust’s Registration
Statement filed on August 17, 2000 (Accession No. 0000950156-00-000565) and incorporated herein by reference.

	(2)	Amendment and Restatement of Establishment and Designation of Series of Shares of
Beneficial Interest, Without Part Value dated August 7, 2006 filed as Exhibit (a)(2) to the
Trust’s Post Effective Amendment No. 7 filed on August 7, 2006 (Accession No. 0000940394-
06-000697) and incorporated herein by reference.

(b)	(1)	By-Laws dated August 14, 2000 filed as Exhibit (b) to the Trust’s Registration Statement filed on August 17, 2000 (Accession No. 0000950156-00-000565) and incorporated herein by reference.

	(2)	Amendment to By-Laws of Eaton Vance Variable Trust dated June 18, 2002 filed as Exhibit
(b)(1)(2) to the Trust’s Post-Effective Amendment No. 3 filed on March 28, 2004 (Accession
No. 0000940394-04-000427) and incorporated herein by reference.

	(3)	Amendment to By-Laws of Eaton Vance Variable Trust dated February 7, 2005 filed as Exhibit
(b)(4) to the Trust’s Post-Effective Amendment No. 5 filed on April 29, 2005 (Accession No.
0000940394-05-000448 and incorporated herein by reference.

(c)		Reference is made to Item 23(a) and 23(b) above.

(d)	(1)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance VT Income
Fund of Boston dated August 14, 2000 filed as Exhibit (d)(1) to the Trust’s Pre-Effective
Amendment No. 2 filed on November 17, 2000 (Accession No. 0000950156-00-000565) and
incorporated herein by reference.

	(2)	Investment Advisory Agreement with Eaton Vance Management and Lloyd George
Investment Management (Bermuda) Limited dated August 14, 2000 for Eaton Vance VT
Information Age Fund filed as Exhibit (d)(2) to the Trust’s Pre-Effective Amendment No. 2
filed on November 17, 2000 (Accession No. 0000950156-00-000565) and incorporated herein by reference.

	(3)	Investment Advisory Agreement with OrbiMed Advisors, Inc. for Eaton Vance VT Worldwide
Health Sciences Fund dated August 14, 2000 filed as Exhibit (d)(3) to Post-Effective
Amendment No. 1 filed on April 29, 2002 (Accession No. 0000940394-02-000271) and
incorporated herein by reference.

	(4)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance VT
Floating-Rate Income Fund dated December 11, 2000 filed as Exhibit (d)(4) to the Trust’s Pre-
Effective Amendment No. 3 filed February 16, 2001 (Accession No. 0000950156-01-000095)
and incorporated herein by reference.

	(5)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance VT Large-
Cap Value Fund to be filed by amendment.

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(e)	(1) (a)	Distribution Agreement between Eaton Vance Variable Trust (on behalf of each of its series listed in Schedule A attached) and Eaton Vance Distributors, Inc. dated August 14, 2000 filed as Exhibit (e)(1) to the Trust’s Pre-Effective Amendment No. 2 filed on November 17, 2000
(Accession No. 0000950156-00-000565) and incorporated herein by reference.

	(b)	Schedule A effective August 7, 2006 to Distribution Agreement dated August 14, 2000 filed as
Exhibit (1)(b) to the Trust’s Post Effective Amendment No. 7 filed on August 7, 2006
(Accession No. 0000940394-06-000697) and incorporated herein by reference.

	(2)	Agreement between Eaton Vance Distributors, Inc. and OrbiMed Advisors, Inc. dated August
14, 2000 filed as Exhibit (e)(2) to the Trust’s Pre-Effective Amendment No. 2 filed on
November 17, 2000 (Accession No. 0000950156-00-000565) and incorporated herein by reference.

(g)	(1)	Custodian Agreement with Investors Bank & Trust Company dated November 7, 1994 filed as
Exhibit (8) to Post-Effective Amendment No. 59 to the Registration Statement of Eaton Vance
Growth Trust (File Nos. 2-22019, 811-01241)(Accession No. 0000950156-95-000600) and
incorporated herein by reference.

	(2)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated November
20, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 61 to the Registration
Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-01241) (Accession No.
0000950156-95-000833) and incorporated herein by reference.

	(3)	Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance
Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) and
incorporated herein by reference.

	(4)	Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors
Bank & Trust Company filed as Exhibit (g)(4) to Post-Effective Amendment No. 85 of Eaton
Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No.
0000940394-01-500027) and incorporated herein by reference.

	(5)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808,
Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h) (1) (a)		Administrative Services Agreement between Eaton Vance Variable Trust (on behalf of each of its series listed on Schedule A attached) and Eaton Vance Management dated August 14, 2000 filed as Exhibit (h)(1) to the Trust’s Pre-Effective Amendment No. 2 filed on November 17,
2000 (Accession No. 0000950156-00-000565) and incorporated herein by reference.

	(b)	Schedule A to Administrative Services Agreement dated August 14, 2000 to be filed by amendment.

	(2)	Form of Participation Agreement filed as Exhibit (h)(3) to the Trust’s Pre-Effective
Amendment No. 2 filed on November 17, 2000 (Accession No. 0000950156-00-000565) and
incorporated herein by reference.

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	(3)	(a)	Transfer Agency and Service Agreement dated February 15, 2001 filed as Exhibit (h)(4)(a) to the Trust’s Post-Effective Amendment No. 3 filed on March 28, 2004 (Accession No.
0000940394-04-000427) and incorporated herein by reference.

		(b)	Appendix A effective August 7, 2006 to Transfer Agency and Service Agreement dated
February 15, 2001 filed as Exhibit (h)(3)(b) to the Trust’s Post Effective Amendment No. 7
filed on August 7, 2006 (Accession No. 0000940394-06-000697) and incorporated herein by reference.

(i)	(1)		Opinion of Internal Counsel filed has Exhibit (i) to the Trust’s Post Effective Amendment No.
7 filed on August 7, 2006 (Accession No. 0000940394-06-000697) and incorporated herein by reference.

	(2)		Consent of Internal Counsel to be filed by amendment.

(j)			Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(m) (1)		(a)	Distribution Plan (formerly Service Plan) adopted August 14, 2000 (amended April 24, 2006)
filed as Exhibit (m)(1)(a) to the Trust’s Post Effective Amendment No. 7 filed on August 7,
2006 (Accession No. 0000940394-06-000697) and incorporated herein by reference.

		(b)	Schedule A effective August 7, 2006 to Distribution Plan (formerly Service Plan) dated
August 14, 2000 (amended April 24, 2006) filed as Exhibit (m)(1)(b) to the Trust’s Post
Effective Amendment No. 7 filed on August 7, 2006 (Accession No. 0000940394-06-000697)
and incorporated herein by reference.

(p)	(1)		Code of Ethics adopted by the Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds
effective September 1, 2000, revised February 1, 2006, filed as Exhibit (p)(1) to Post-Effective
Amendment No. 94 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-01241) (Accession
No. 0000898432-05-000098) filed February 4, 2005 and incorporated herein by reference.

	(2)		Amended and Restated Code of Ethics as of December 10, 2004 adopted by OrbiMed
Advisors LLC filed as Exhibit (p)(3) to Post-Effective Amendment No. 87 of Eaton Vance
Growth Trust (File Nos. 2-22019, 811-1241) (Accession No. 0000940394-04-001173) filed
December 23, 2004 and incorporated herein by reference.

(q)	(1)		Powers of Attorney for Eaton Vance Variable Trust dated November 1, 2005 filed as Exhibit
(q) to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (file Nos. 33-
00572, 811-04409) (Accession No. 0000940394-05-001357) filed November 29, 2005 and incorporated herein by reference.

	(2)		Power of Attorney for Eaton Vance Variable Trust dated January 25, 2006 filed as Exhibit
(q)(2) to Posts-Effective Amendment No. 104 of Eaton Vance Municipals Trust (file Nos. 33-
00572-811-04409) (Accession No. 0000940394-06-000148) filed January 30, 2006 and incorporated herein by reference.

	(3)		Power of Attorney for Eaton Vance Variable Trust dated October 16, 2006 filed herewith.

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Item 24.   Persons Controlled by or Under Common Control

Not applicable

Item 25.   Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions.
Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreement of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26.   Business and other Connections of Investment Adviser

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statements of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930)and OrbiMed
(File No. 801-34429 ) filed with the Commission, all of which are incorporated herein by reference.

Item 27.   Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of
Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund		Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust		Eaton Vance Prime Rate Reserves
Eaton Vance Institutional Senior Floating-Rate Fund		Eaton Vance Series Trust II
Eaton Vance Investment Trust		Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust		EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals Trust II		Eaton Vance Variable Trust
(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Ira Baron	Vice President	None
John Bercini	Vice President	None
Chris Berg	Vice President	None
Kate B. Bradshaw	Vice President	None
Timothy Breer	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Raymond Cox	Vice President	None
Peter Crowley	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None

                                                                                         C-5

James Durocher	Vice President	None
Alan R. Dynner	Vice President, Secretary and Clerk	Secretary
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Vince Falbo	Vice President	None
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
Michael A. Foster	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
James B. Hawkes	Vice President and Director	President and Trustee
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Chris Howe	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Lindsey Kidder	Vice President	None
Thomas P. Luka	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
David Michaud	Vice President	None
Morgan C. Mohrman	Senior Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Joseph Nelson	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
James O’Brien	Vice President	None
Andrew Ogren	Vice President	None
Philip Pace	Vice President	None
Margaret Pier	Vice President	None
Shannon Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Tim Roach	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Lawrence Sinsimer	Senior Vice President	None
Randy Skarda	Vice President	None
Bill Squadroni	Vice President	None
Joseph Staszkiw	Vice President	None
William M. Steul	Vice President and Director	None
Cornelius J. Sullivan	Senior Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
George Torruella	Vice President	None

                                                                           C-6

John M. Trotsky	Vice President	None
Jerry Vainisi	Vice President	None
John Vaughan	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Wharton P. Whitaker	President and Director	None
Greg Whitehead	Vice President	None
Mark Whitehouse	Vice President	None
Steve Widder	Vice President	None
Charles Womack	Vice President	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

(c) Not applicable

Item 28.   Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian and transfer agent, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

Item 29. Management Services
Not applicable
Item 30. Undertakings
None

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SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on October 20, 2006.

EATON VANCE VARIABLE TRUST

By: /s/ James B. Hawkes
James B. Hawkes, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities indicated on October 20, 2006.

Signature	Title

/s/ James B. Hawkes	President (Chief Executive Officer) and Trustee
James B. Hawkes

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Samuel L. Hayes, III*	Trustee
Samuel L. Hayes

Norton H. Reamer *	Trustee
Norton H. Reamer

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Alan R. Dynner
Alan R. Dynner,
(As attorney-in-fact)

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                                                               EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description
(q) (3)	Power of Attorney

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